Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions and Balances
6.	Related Party Transactions and Balances

a)

During the three and six months ended June 30, 2015, four conventional tankers, two shuttle tankers and three FSO units of the Partnership were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation.

b)

Teekay Corporation and its wholly-owned subsidiaries provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative service needs. In addition, the Partnership reimburses the general partner for expenses incurred by the general partner that are necessary or appropriate for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015 $	2014 $	2015 $	2014 $
Revenues (1)	17,490	16,427	34,819	33,757
Vessel operating expenses (2)	(10,412)	(10,182)	(19,850)	(19,830)
General and administrative (3)(4)	(8,235)	(10,252)	(16,062)	(18,540)
Interest expense (5)	(112)	(112)	(223)	(223)

(1)

Includes revenue from time-charter-out or bareboat contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation.

(2)	Includes ship management and crew training services provided by Teekay Corporation.
(3)

Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our general partner for costs incurred on the Partnership’s behalf.

(4)	Includes a $1.6 million business development fee paid to Teekay Corporation in connection with the acquisition of ALP during the three and six months ended June 30, 2014.
(5)	Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation and interest expense incurred on due to affiliates balances.

c)

At June 30, 2015, due from affiliates totaled $37.9 million (December 31, 2014 - $44.2 million) and due to affiliates totaled $143.7 million (December 31, 2014 - $108.9 million). Due to and from affiliates are non-interest bearing and unsecured, and are expected to be settled within the next fiscal year in the normal course of operations.

d)

In May 2013, the Partnership entered into a ten-year charter contract, plus extension options, with Salamander Energy plc (or Salamander) to supply an FSO unit in Asia. The Partnership converted its 1993-built shuttle tanker, the Navion Clipper, into an FSO unit, which commenced its charter contract with Salamander in August 2014. The Partnership received project management and execution services from certain subsidiaries of Teekay Corporation relating to the FSO conversion. These costs were capitalized and are included in vessels and equipment. Project management and execution costs paid to Teekay Corporation subsidiaries amounted to $3.5 million.

e)

In May 2013, the Partnership entered into an agreement with Statoil ASA (or Statoil), on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract will be serviced by a new FSO unit that is being converted from the Randgrid shuttle tanker, which the Partnership currently owns through a 67%-owned subsidiary and which the Partnership intends to acquire full ownership (note 9a) prior to its conversion. The Partnership received project management and engineering services from certain subsidiaries of Teekay Corporation relating to this FSO unit conversion. These costs are capitalized and included as part of advances on newbuilding contracts and will be reclassified to vessels and equipment upon completion of the conversion in early-2017. Project management and engineering costs paid to Teekay Corporation subsidiaries amounted to $3.7 million as of June 30, 2015.

f)

On May 2, 2013, the Partnership acquired from Teekay Corporation its 100% interest in Voyageur LLC, which owns the Voyageur Spirit FPSO unit, which operates on the Huntington Field in the North Sea under a five-year contract, plus up to 10 one-year extension options, with E.ON Ruhrgas UK GP Limited (or E.ON), for an original purchase price of $540.0 million. Due to a defect encountered in one of its two gas compressors, the FPSO unit was unable to achieve final acceptance by E.ON within the allowable timeframe, resulting in the FPSO unit being declared off-hire by the charterer retroactive to April 13, 2013.

On September 30, 2013, the Partnership entered into an interim agreement with E.ON whereby the Partnership was compensated for production beginning August 27, 2013 until the receipt of final acceptance by E.ON. Until receipt of final acceptance, Teekay Corporation agreed to indemnify the Partnership for certain production shortfalls and unreimbursed vessel operating expenses. For the period from April 13, 2013 to December 31, 2013, Teekay Corporation indemnified the Partnership a total of $34.9 million for production shortfalls and unreimbursed repair costs. During 2014, Teekay Corporation indemnified the Partnership for a further $3.5 million for production shortfalls and unrecovered repair costs to address the compressor issues, and paid another $2.7 million in late-2014 relating to a final settlement of pre-acquisition capital expenditures for the Voyageur Spirit FPSO unit. On April 4, 2014, the Partnership received the certificate of final acceptance from the charterer, which declared the unit on-hire retroactive to February 22, 2014.

Amounts paid as indemnification from Teekay Corporation to the Partnership were effectively treated as a reduction in the purchase price paid by the Partnership for the FPSO unit. The original purchase price of $540.0 million has effectively been reduced to $503.1 million ($273.1 million net of assumed debt of $230.0 million) to reflect total indemnification payments from Teekay Corporation of $41.1 million, partially offset by the excess value of $4.3 million relating to the 1.4 million common units the Partnership issued as part of the purchase price to Teekay Corporation on the date of closing of the transaction in May 2013 compared to the value of the common units at the date Teekay Corporation offered to sell the FPSO unit to the Partnership. The excess of the purchase price (net of assumed debt) over the book value of the net assets of $201.8 million has been accounted for as an equity distribution to Teekay Corporation of $71.4 million.

g)

On June 10, 2013, the Partnership acquired Teekay Corporation’s 50% interest in OOG-TKP FPSO GmbH & Co KG, a joint venture with Odebrecht Oil & Gas S.A (or Odebrecht), which owns the Cidade de Itajai (or Itajai) FPSO unit, for a cash purchase price of $53.8 million. The Partnership’s investment in the Itajai FPSO unit is accounted for using the equity method.

The purchase price was based on an estimate of the fully built-up cost of the Itajai FPSO unit, including certain outstanding contractual items. During 2014, the joint venture received in connection with the resolution of these contractual items an aggregate of $6.1 million in reimbursements from the charterer and insurer, which was originally deducted from the Partnership’s purchase price of the Itajai FPSO unit. Accordingly, the Partnership remitted this reimbursed amount to Teekay Corporation.

h)

The long-term bareboat contracts relating to two conventional tankers of the Partnership with a joint venture in which Teekay Corporation has a 50% interest were novated under the same terms to a subsidiary of Teekay Corporation in January 2014 and March 2014, respectively. The excess of the contractual rates over the market rates at the time of the novations were $0.3 million and $0.6 million, respectively, for the three and six months ended June 30, 2015, and $0.3 million and $0.4 million, respectively, for the three and six months ended June 30, 2014, and are accounted for as an equity contributions from Teekay Corporation.

i)

In December 2014, the Partnership entered into an agreement with a consortium led by Queiroz Galvão Exploração e Produção SA (or QGEP) to provide an FPSO unit for the Atlanta field located in the Santos Basin offshore Brazil. In connection with the contract with QGEP, the Partnership acquired the Petrojarl I FPSO from Teekay Corporation for a purchase price of $57 million. The purchase price was financed by means of an intercompany loan payable to a subsidiary of Teekay Corporation, which was repaid in July, 2015. Interest payments on the loan are based on a fixed rate of 6.5%. The Petrojarl I is currently undergoing upgrades at the Damen Shipyard Group’s DSR Schiedam Shipyard in the Netherlands for an estimated cost of approximately $231 million, which includes the cost of acquiring the Petrojarl I. The excess of the purchase price over Teekay Corporation’s carrying value of the Petrojarl I FPSO unit has been accounted for as an equity distribution to Teekay Corporation of $12.4 million in 2014.